Additional Paid-in Capital	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Additional Paid-in Capital [Abstract]
Additional paid-in capital

Note 9 – Additional paid-in capital

Additional paid-in capital:

	March 31, 2024 $	March 31, 2023 $
	(in thousands, expect per share data)
Opening balance	116,290	69,074
Options issued to advisors[1]	-	476
Issues of new options – placement	-	-
Equity instruments issued to management and directors[2]	5,714	1,631
Share placements[3]	-	8,830
Share issued to advisors[5]	-	2,050
Asset acquisition shares issued[4]	-	34,170
Issuance costs[6]	-	(531)
At March 31, 2024	122,004	115,700

[1]	In August 2022, Incannex Australia issued 9,000,000 options to Ryba LLC pursuant to the mandate executed between the parties in November 2021. As the transaction between the Company and APIRx was deemed complete in August 2022, the options were issued then.

[2]	Relates to the amortization of shares and options issued as share-based payments during the current and prior periods.

[3]	In December 2022, Incannex Australia raised $8.83 million from a placement of 634,146 ordinary shares to institutional and professional investors in a private placement.

[4]	In August 2022, Incannex Australia completed the acquisition on APIRx Pharmaceuticals via the issuance of 2,181,695 ordinary shares of Incannex Australia to the owners of APIRx in an all–scrip transaction.

[5]	In August 2022, Incannex Australia issued 130,902 ordinary shares to Ryba LLC as lead M&A Advisors on the APIRx acquisition.

[6]	In December 2022, Incannex Australia paid a commission of $530 to Bell Potter, as placement agent, for its services leading the private placement completed that month.

The equity based premium reserve is used to record the value of equity issued to raise capital, and for share-based payments.

Note 9 – Additional paid-in capital

Additional paid-in capital:

	June 30, 2023 $	June 30, 2022 $
	(in thousands, expect per share data)
Opening balance	69,074	38,689
Options exercised	-	29,045
Options issued to advisors[1]	476	-
Issues of new options – placement	71	-
Equity instruments issued to management and directors[2]	2,149	1,009
Share placements[3]	8,829	290
Share issued to advisors[5]	2,050	320
Asset acquisition shares issued[4]	34,170	-
Issuance costs[6]	(529)	(279)
At June 30, 2023	116,290	69,074

[1]	In August 2022, Incannex Australia issued 9,000,000 options to Ryba LLC pursuant to the mandate executed between the parties in November 2021. As the transaction between the Company and APIRx was deemed complete in August 2022, the options were issued then.

[2]	Relates to the amortization of shares and options issued as share-based payments during the current and prior periods.

[3]	In December 2022, Incannex Australia raised $8.83 million from a placement of 634,146 ordinary shares to institutional and professional investors in a private placement.

[4]	In August 2022, Incannex Australia completed the acquisition on APIRx Pharmaceuticals via the issuance of 2,181,695 ordinary shares of Incannex Australia to the owners of APIRx in an all–scrip transaction.

[5]	In August 2022, Incannex Australia issued 130,902 ordinary shares to Ryba LLC as lead M&A Advisors on the APIRx acquisition.

[6]	In December 2022, Incannex Australia paid a commission of $530 to Bell Potter, as placement agent, for its services leading the private placement completed that month.

The equity based premium reserve is used to record the value of equity issued to raise capital, and for share-based payments.